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           UNITED STATES SECURITIES                OMB APPROVAL
            AND EXCHANGE COMMISSION
            WASHINGTON, D.C. 20549                 OMB Number:        3235-0456
                                                   Expires:     August 31, 2000
                  FORM 24F-2                       Estimated average burden
       ANNUAL NOTICE OF SECURITIES SOLD            hours per response.........1
            PURSUANT TO RULE 24f-2



  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


 1.  Name and address of issuer:
     Hartford Life Insurance Company Separate Account Five
     P.O. Box 2999
     Hartford, CT 06104-2199

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):               / /



 3.  Investment Company Act File Number:  811-8772


     Securities Act File Number:33-83654



*4(a). Last day of fiscal year for which this Form is filed:

       December 31, 1999

 4(b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
   REGISTRATION FEE DUE.


 4(c). / / Check box if this is the last time the issuer will be filing this Form.

* Amended filing. Original filed on March 13, 2000. Accession number 0000912057-00-011256.

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
A 5. Calculation of registration fee:
(i)     Aggregate sale price of securities sold during
        the fiscal year pursuant to section 24(f):                                       $ 174,549,485
(ii)    Aggregate price of securities redeemed or
        repurchased during the fiscal year:                           $ 158,224,481
(iii)   Aggregate price of securities redeemed or
        repurchased during any PRIOR fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission                   $ 0
(iv)    Total available redemption
        credits [add Items 5(ii) and 5(iii)]:                                            $ 158,224,481
(v)     Net sales -- if Item 5(i) is greater than
        Item 5(iv) [subtract Item 5(iv) from
        Item 5(i)]:                                                                      $  16,325,004

(vi)    Redemption credits available for use in future
        years -- if Item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                                                   $(          )

(vii)   Multiplier for determining registration fee                                               .000264
        (See Instruction C.9):                                                        X
B(viii) Registration fee due [multiply Item 5(v) by
        Item 5(vii)] (enter "0" if no fee is due):                                  =  $ 4,310

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.


 7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                                     + $



B 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                                    = $ 4,310

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 7, 2000

     Method of Delivery:

               /X/  Wire Transfer
               / /  Mail or other means


Footnote

A. Original filing (3/13/2000, CIK #0000929631, Accession
#0000912057-00-011256) was filed with incorrect data. This amended return reflects the proper data. The original filing incorrectly included capital gains and dividends.

B. On 3/7/2000, we paid via wire $12,068. This was overpaid by $7,758.


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                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/
                                     Cynthia J. McNickle.

                                     Assistant Director

Date     May 16, 2000

  *Please print the name and title of the signing officer below the signature.